SHARE-BASED COMPENSATION (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands						1 Months Ended			7 Months Ended	12 Months Ended
	Mar. 25, 2021 shares	Jul. 15, 2020 shares	Mar. 25, 2020 shares	Aug. 28, 2019 USD ($) shares	Jun. 10, 2016 CNY (¥) shares	Mar. 31, 2021 USD ($) shares	Jul. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) shares	Jul. 31, 2020 CNY (¥) Integer shares	Dec. 31, 2022 CNY (¥) shares	Mar. 31, 2022 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Jan. 31, 2021 shares	Jul. 31, 2020 CNY (¥) shares	Mar. 31, 2020 CNY (¥) shares	Sep. 30, 2018 shares	Jan. 31, 2017 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value | $ / shares												$ 6.19		$ 2.24
Unrecognized compensation expense | ¥										¥ 10,284
Weighted average period										1 year 8 months 12 days
Ordinary shares issued		3,501,087	3,706,745
Aggregate consideration | ¥													¥ 2,195,827
Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expenses														$ 3,673	¥ 23,219
Ordinary shares issued					16,982,978
Aggregate consideration | ¥					¥ 3,674
Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares became restricted										3,822,089			8,309,677
Number of restricted shares became vested										1,755,548			5,436,595
Number of shares held										4,976,485		8,014,677	8,014,677	5,436,595	5,436,595
Beijing Baiyi High-tech Information Technology Co., Ltd. [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of ownership								38.00%		100.00%								38.00%
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares became restricted								3,706,745
Fair value of restricted ordinary shares				$ 9,827		$ 23,883		$ 4,804										¥ 33,137
Vesting period				3 years				2 years
Number of restricted shares became vested	1,853,373						3,706,745
Unrecognized share-based compensation expense							$ 3,465			¥ 24,372							¥ 23,898
Weighted average period restricted ordinary shares expected to be recognized										2 years 8 months 26 days
Share-based compensation expenses | ¥										¥ 55,250			¥ 125,027		¥ 67,026
Restricted Stock [Member] | Share-Based Payment Arrangement, Nonemployee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares held										1,700,000
Fair value of restricted ordinary shares | ¥										¥ 111
Restricted Stock [Member] | Share Option Plan Share 2021 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period													4 years
Restricted Stock [Member] | Share Option Plan T2021 Share Plan [Member] | Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares became restricted													5,898,500
Restricted Stock [Member] | Common Class A [Member] | Share Option Plan Share 2021 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance																15,144,221
Restricted Stock [Member] | Cloopen Co Ltd [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares became restricted				8,154,893
Restricted Stock [Member] | Cloopen Co Ltd [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting rights description				graded vesting as to 1/3 of the restricted ordinary shares vest on the first anniversary of August 28, 2019 and with the remaining 2/3 of the restricted ordinary shares vesting evenly over the next two years.
Restricted Stock [Member] | Kastle Limited [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted shares became vested											1,853,372
Restricted Stock [Member] | EliteCRM [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares became restricted						2,411,177
Vesting period						2 years
Restricted Stock [Member] | EliteCRM [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting rights description						graded vesting as to 1/2 of the restricted ordinary shares vest on the first anniversary of March 22, 2022 and with the remaining 1/2 of the restricted ordinary shares vesting on March 22, 2023.
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield													0.00%	0.00%	0.00%
Share-based compensation expenses | ¥										¥ 52,212			¥ 136,943		¥ 30,269
Share-Based Payment Arrangement, Option [Member] | Share Option Plan 2016 Share Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance																				21,119,408
Weighted average exercise price, granted | $ / shares												$ 0.26
Vested and expected to vest, weighted remaining contractual years							10 years			4 years 7 months 28 days
Number of share options granted													5,355,499
Share-Based Payment Arrangement, Option [Member] | Share Option Plan 2016 Share Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period							12 months
Vesting percentage							25.00%
Weighted average exercise price, granted | $ / shares							$ 0.01
Share-Based Payment Arrangement, Option [Member] | Share Option Plan 2016 Share Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period							36 months
Vesting percentage							50.00%
Weighted average exercise price, granted | $ / shares							$ 0.38
Share-Based Payment Arrangement, Option [Member] | Common Class A [Member] | Share Option Plan 2016 Share Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance							29,525,465	26,419,211									29,525,465	26,419,211	25,838,502
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of majority owned subsidiaries | Integer									3
Cash consideration | ¥									¥ 16,095
Purchase of non-controlling interests									3,501,087
Share-based compensation expenses | ¥															13,750
Share-based compensation expenses | ¥															¥ 16,095